Other taxes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other taxes payable
Withholding individual income taxes for employees	¥ 8,593		¥ 8,532
VAT payables	15,512		12,636
Others	622		654
Total	¥ 24,727	$ 3,585	¥ 21,822